Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Employees and Directors Stock Options	The following table contains information concerning options granted under the existing equity incentive plan
	Three months ended June 30,
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,929,868	$5.84	2,399,622	$5.95
Forfeited and expired	(14,375)	$6.82	(3,000)	$5.34
Exercised	-	$-	(7,625)	$6.49
Outstanding at end of period	2,915,493	$5.84	2,388,997	$5.95
Exercisable at end of period	2,090,378	$5.59	1,728,623	$5.10

Non-vested at beginning of period	876,851	$6.48	722,749	$7.67
Vested	(37,861)	$11.13	(59,375)	$(8.78)
Forfeited	(13,875)	$5.90	(3,000)	$(5.34)
Non-vested at the end of period	825,115	$6.27	660,374	$7.59

	Six months ended June 30,
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of period	2,939,434	$5.85	2,142,547	$6.02
Granted	-		$264,700	$5.48
Forfeited and expired	(23,941)	$6.71	(3,000)	$5.34
Exercised	-		$(15,250)	$6.49
Outstanding at end of period	2,915,493	$5.84	2,388,997	$5.95
Exercisable at end of period	2,090,378	$5.59	1,728,623	$5.10

Non vested at beginning of period	986,005	$6.46	529,082	$8.69
Granted	-	$-	264,700	$5.48
Forfeited and expired	(15,375)	$6.73	(3,000)	$5.34
vested	(145,515)	$7.44	(130,408)	$7.82
Outstanding at end of period	825,115	$6.27	660,374	$7.59

Schedule of Exercise Prices and Remaining Contractual Life	Set forth below is data regarding the range of exercise prices and remaining contractual life for all options outstanding on June 30, 2023
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding (in thousands)	No. of options exercisable
$2.69	649,883	1.92	-	649,883
$3.66	250,000	6.84	-	250,000
$4.68	48,750	6.75	-	36,563
$5.34	208,825	8.75	-	53,800
$5.34	445,792	9.38	-	69,263
$5.96	150,000	9.38	-	-
$6.22	634,177	4.00	-	634,177
$8.19	150,000	6.38	-	112,500
$8.23	12,500	8.38	-	5,000
$9.02	40,500	7.38	-	20,250
$10.12	12,126	5.43	-	12,126
$12.23	250,000	7.91	-	194,444
$14.00	60,500	7.82	-	50,417
$21.40	1,940	6.07	-	1,455
$90.16	500	1.42	-	500
	2,915,493		-	2,090,378

Schedule of Restricted Stock Units	The following table contains information concerning restricted stock units granted under the existing equity incentive plan
	Three months ended June 30,
	2023		2022
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	114,329	$9.97	184,787	$10.02
Vested	(3,438)	$10.28	(3,437)	$10.28
Forfeited	(313)	$14.67	-	$-
Nonvested at end of period	110,578	$9.95	181,350	$10.02
	Six months ended June 30,
	2023		2022
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of period	157,560	$10.02	229,331	$10.08
Vested	(46,544)	$10.15	(47,981)	$10.29
Forfeited	(438)	$14.67	-	$-
Nonvested at end of period	110,578	$9.95	181,350	$10.02

Schedule of Share-Based Compensation Expenses Related to Grants Under the Equity Incentive Plan	The following table summarizes share-based compensation expenses related to grants under the existing equity incentive plan included in the statements of operations
	Three months ended June 30,		Six months ended June 30,
(in thousands)	2023	2022	2023	2022
Research & development	$122	$119	$318	$509
General & administrative	389	578	826	976
Total	$511	$697	$1,144	$1,485